SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment	$ 1,354,824	$ 1,354,824	$ 1,350,794
Leasehold Improvents	75,436	75,436	75,436
Accumulated Depreciation	(1,410,894)	(1,397,244)	(1,372,798)
Net Fixed Assets	$ 19,366	$ 33,016	$ 53,432